Investment Objectives and Goals - Prospectus Summary	Apr. 30, 2025
NYLI CBRE Global Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI CBRE Global Infrastructure Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
NYLI CBRE Real Estate Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI CBRE Real Estate Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return.
NYLI Conservative ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Conservative ETF Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks current income and, secondarily, long-term growth of capital.
NYLI Moderate ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Moderate ETF Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and, secondarily, current income.
NYLI Growth ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Growth ETF Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital and, secondarily, current income.
NYLI Equity ETF Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	NYLI Equity ETF Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term growth of capital.